Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	5 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	2025	2024
Equity securities	2,607	2,562
Debt securities [1]	50,817	42,219
Loans and advances [1]	3,238	1,608
	56,662	46,389
[1] Debt securities includes an amount of EUR -15 million (2024: EUR  -12 million) and Loans and advances includes EUR -6 million (2024: EUR  -7 million) of
Loan loss provisions.
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value [1]	Dividend income	Dividend income [1]
in EUR million	2025	2024	2025	2024
Investment in Bank of Beijing	1,838	2,241	98	101
Investment in Van Lanschot Kempen	462	51	12	2
Other Investments	307	270	6	14
	2,607	2,562	116	117
[1] The table has been updated to present the increased stake in Van Lanschot Kempen separately from other investments.
As at 31 December 2025 ING holds 13% (2024: 13%) of the shares of Bank of Beijing, a bank listed on the Shanghai
Stock Exchange. The stake in Bank of Beijing is part of the Corporate Line. As per regulatory requirements set by the China Banking and Insurance Regulatory Commission, ING, as a shareholder holding more than 5% of the shares, is required to supply additional capital when necessary. No request for additional capital was received in
2025 (2024: nil).
In 2025 ING increased its ownership in Van Lanschot Kempen by acquiring an additional 17.6% stake, raising its total interest based on the issued share capital from 2.7% to 20.3%. Despite ING holding over 20% voting rights in
VLK (a presumption of significant influence in IFRS), this presumption is rebutted given that ING holds rights similar to other ordinary shareholders where voting does not include financial and operating policy decisions and ING does not have the rights or ability to obtain board representation. Therefore, the increased investment in VLK is designated at fair value through other comprehensive income consistent with ING’s passive investment purpose.
The stake is part of the Corporate Line.
Changes in fair value through other comprehensive income
The following table presents changes in financial assets at fair value through other comprehensive income:

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	2025	2024	2025	2024	2025	2024
Opening balance as at 1 January	2,562	1,885	43,827	39,231	46,389	41,116
Additions	395	11	42,899	21,080	43,294	21,091
Amortisation			75	77	75	77
Transfers	10			1	10	1
Changes in unrealised revaluations [2]	-156	605	322	-96	166	509
Impairments			-10	2	-10	2
Reversals of impairments			7	-7	7	-7
Disposals and redemptions	-7	-1	-33,124	-16,906	-33,131	-16,907
Exchange rate differences	-178	62	-1,088	443	-1,267	506
Other changes	-19		1,148		1,128
Closing balance	2,607	2,562	54,055	43,827	56,662	46,389
[1]Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
[2]Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss.
Reference is made to Note 19 'Equity' for details on the changes in the revaluation reserve.
FVOCI equity securities
Exchange rate differences of EUR -178 million (31 December 2024: EUR  62 million) are mainly related to the stake in Bank of Beijing following the depreciation of CNY versus EUR. In 2025, changes in unrealised revaluations of equity securities are mainly related to a revaluation of the stake in Bank of Beijing of EUR -225 million (31
December 2024: EUR  590 million) following a change in the share price.
FVOCI debt instruments
In 2025, changes in interest rates and portfolio composition resulted in changes in unrealised revaluations of debt securities of EUR 322 million (31 December 2024: EUR -96 million).
Reference is made to Note 6 'Debt securities' for details on ING Group’s total exposure to debt securities.